COMMITMENTS AND CONTINGENCIES - Summary of future payments and interest expense for the operating lease (Details)	Dec. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2023	$ 372,214
2024	383,383
Total undiscounted cash flows	755,597
Less: imputed interest	(38,640)
Present value of lease liabilities	$ 716,957